Employee Benefits	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Employee Benefits
Note 18. Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2021		2022
Mexico	Ps.	110,225,654	Ps.	112,031,055
Puerto Rico		12,502,377		8,859,265
Brazil		6,108,744		6,303,584
Europe		13,127,228		9,971,256
Ecuador		601,239		519,239
El Salvador		177,922		135,299
Nicaragua		75,084		62,327
Honduras		32,217		41,292

Total	Ps.	142,850,465	Ps.	137,923,317

	For the year ended December 31,
	2020		2021		2022
Mexico	Ps.	14,911,208	Ps.	15,507,652	Ps.	13,673,155
Puerto Rico		664,046		548,550		538,681
Brazil		722,412		724,587		587,552
Europe		1,701,424		1,753,872		1,176,028
Ecuador		67,402		111,353		(29,743)
El Salvador		15,751		19,081		14,384
Nicaragua		3,711		18,561		11,502
Honduras		—		4,718		7,593

Total	Ps.	18,085,954	Ps.	18,688,374	Ps.	15,979,152

a) Defined Benefit Plans
The defined benefit obligation (DBO) and plan
a
ssets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2021							2022
	DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability		DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability
Mexico	Ps.	286,396,483	Ps.(177,270,561)	Ps.	—	Ps.	109,125,922	Ps.	285,775,547	Ps.(174,814,669)	Ps.	—	Ps.	110,960,878
Puerto Rico		38,092,662	(25,590,285)		—		12,502,377		26,747,454	(17,888,189)		—		8,859,265
Brazil		15,497,227	(15,466,336)		4,422,459		4,453,350		14,599,954	(15,823,761)		6,064,069		4,840,262
Europe		5,093,036	—		—		5,093,036		3,464,777	—		—		3,464,777

Total	Ps.	345,079,408	Ps.(218,327,182)	Ps.	4,422,459	Ps.	131,174,685	Ps.	330,587,732	Ps.(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2020, 2021 and 2022:

	At December 31, 2020
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	342,569,774	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,696,974
Current service cost		2,810,584						2,810,584
Interest cost on projected benefit obligation		30,482,173						30,482,173
Expected return on plan assets				(17,655,119)				(17, 655,119)
Changes in the asset ceiling during the period and others						278,639		278,639
Past service costs and other				148,253				148,253
Actuarial gain for changes in experience		(8,945)						(8,945)
Actuarial gain from changes in demographic assumptions		(270)						(270)
Actuarial loss from changes in financial assumptions		20,219						20,219

Net period cost	Ps.	33,303,761	Ps.	(17,506,866)	Ps.	278,639	Ps.	16,075,534
Actuarial gain for changes in experience		(9,677)						(9,677)
Actuarial gain from changes in demographic assumptions		(103,987)						(103,987)
Actuarial loss from changes in financial assumptions		3,475,345						3,475,345
Changes in the asset ceiling during the period and others						(542,430)		(542,430)
Return on plan assets greater than discount rate (shortfall)				12,320,777				12,320,777
Others		(924,084)						(924,084)

Recognized in other comprehensive income	Ps.	2,437,597	Ps.	12,320,777	Ps.	(542,430)	Ps.	14,215,944
Contributions made by plan participants		137,947		(137,947)				—
Contributions to the pension plan made by the Company				(1,882,654)				(1,882,654)
Benefits paid		(19,740,727)		19,740,727				—
Payments to employees		(14,426,720)						(14,426,720)
Effect of translation		(1,278,392)		2,217,201		(770,590)		168,219

Others	Ps.	(35,307,892)	Ps.	19,937,327	Ps.	(770,590)	Ps.	(16,141,155)
Balance at the end of the year		343,003,240		(191,549,583)		3,393,640		154,847,297
Less short-term portion		(268,940)						(268,940)

Non-current obligation	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

	At December 31, 2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,003,240	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,847,297
Current service cost		2,090,896						2,090,896
Interest cost on projected benefit obligation		28,913,257						28,913,257
Expected return on plan assets				(15,112,669)				(15,112,669)
Changes in the asset ceiling during the period and others						215,544		215,544
Past service costs and other				139,910				139,910
Actuarial gain for changes in experience		(23,024)						(23,024)
Actuarial gain from changes in demographic assumptions		(48)						(48)
Actuarial gain from changes in financial assumptions		(6,907)						(6,907)

Net period cost	Ps.	30,974,174	Ps.	(14,972,759)	Ps.	215,544	Ps.	16,216,959
Actuarial loss for changes in experience		10,728,950						10,728,950
Actuarial gain from changes in demographic assumptions		(104,568)						(104,568)
Actuarial gain from changes in financial assumptions		(4,099,321)						(4,099,321)
Changes in the asset ceiling during the period and others						969,433		969,433
Return on plan assets greater than discount rate (shortfall)				(22,198,615)				(22,198,615)

Recognized in other comprehensive income	Ps.	6,525,061	Ps.	(22,198,615)	Ps.	969,433	Ps.	(14,704,121)
Contributions made by plan participants		99,201		(99,201)				—
Contributions to the pension plan made by the Company				311,108				311,108
Benefits paid		(10,574,420)		10,348,544				(225,876)
Payments to employees		(25,042,314)						(25,042,314)
Effect of translation		330,770		(166,676)		(156,158)		7,936
Others	Ps.	(35,186,763)	Ps.	10,393,775	Ps.	(156,158)	Ps.	(24,949,146)
Balance at the end of the year		345,315,712		(218,327,182)		4,422,459		131,410,989
Less short-term portion		(236,304)						(236,304)

Non-current obligation	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

	At December 31, 2022
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	345,315,712	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,410,989
Current service cost		1,534,180		—		—		1,534,180
Interest cost on projected benefit obligation		30,565,134		—		—		30,565,134
Expected return on plan assets		—		(18,819,322)		—		(18,819,322)
Changes in the asset ceiling during the period and others		—		—		398,399		398,399
Past service costs and other		—		142,911		—		142,911
Actuarial gain for changes in experience		(43,603)		—		—		(43,603)
Actuarial gain from changes in demographic assumptions		(64)		—		—		(64)
Actuarial gain from changes in financial assumptions		(88,990)		—		—		(88,990)

Net period cost	Ps.	31,966,657	Ps.	(18,676,411)	Ps.	398,399	Ps.	13,688,645
Actuarial loss for changes in experience		2,747,706		—		—		2,747,706
Actuarial loss from changes in demographic assumptions		55,037		—		—		55,037
Actuarial gain from changes in financial assumptions		(9,838,708)		—		—		(9,838,708)
Changes in the asset ceiling during the period and others		—		—		1,283,501		1,283,501
Return on plan assets greater than discount rate (shortfall)		—		13,719,181		—		13,719,181

Recognized in other comprehensive income	Ps.	(7,035,965)	Ps.	13,719,181	Ps.	1,283,501	Ps.	7,966,717
Contributions made by plan participants		78,642		(78,642)		—		—
Contributions to the pension plan made by the Company		—		516,280		—		516,280
Benefits paid		(13,502,781)		13,221,202		—		(281,579)
Payments to employees		(23,753,735)		—		—		(23,753,735)
Plan changes		12,461		—		—		12,461
Effect of translation		(2,218,050)		1,098,953		(40,290)		(1,159,387)

Others	Ps.	(39,383,463)	Ps.	14,757,793	Ps.	(40,290)	Ps.	(24,665,960)
Balance at the end of the year		330,862,941		(208,526,619)		6,064,069		128,400,391
Less short-term portion		(275,209)		—				(275,209)

Non-current obligation	Ps.	330,587,732	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2020, 2021 and 2022 was Ps. 174,994 Ps. 267,728 and Ps. 126,735 , respectively. The balance of other employee benefits at December 31, 2021 and 2022 was Ps. 1,099,732 and Ps. 1,070,177, respectively.
In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2020, 2021 and 2022 was Ps. 268,562 Ps. 225,984 and Ps. 166,503, respectively. The balance of employee benefits at December 31, 2021 and 2022 was Ps.1,380,764 and Ps. 1,428,547,respectively.
In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2020, 2021 and 2022 was Ps. 67,402, Ps. 111,353 and Ps. (29,743), respectively. The balance of employee benefits at December 31, 2021 and 2022 was Ps. 601,239 and Ps. 519,239, respectively.

In the case of Central America, the net period cost of other benefits for the years ended December 31, 2021 and 2022 was Ps. 42,360 and Ps. 33,479, respectively. The balance of employee benefits at December 31, 2021 and 2022 was Ps. 285,223 and Ps. 238,918, respectively.
Plan assets are invested in:
At December 31

	2021			2022
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	42%	—	74%	40%	—	74%
Debt instruments	21%	94%	26%	24%	92%	26%
Others	37%	6%	—	36%	8%	—

	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps.177,270,561 and Ps. 174,814,669 as of December 31, 2021 and 2022, respectively, of which 47.5% and 44.2% during 2021 and 2022, respectively, were invested in equity and debt instruments of both América Móvil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement of its defined pension plan of Ps.(9,928,728) and Ps. 11,590,623 during 2021 and 2022, respectively, attributable to a change in actuarial assumptions, and also a decline and an increase in the fair value of plan investments from December 31, 2021 to December 31, 2022. The decrease and increase in fair value of the aforementioned related party pension plan investments approximated Ps. (20,234,095) and Ps. 9,806,143 during the years ended December 31, 2021 and 2022, respectively.
The assumptions used in determining the net period cost were as follows:

	2020				2021				2022
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return				0.25%,				0.25%,
		6.48% &		0.50% &		8.51% &		0.75% &		10.11% &
	2.34%	7.39%	10.04%	0.75%	2.75%	8.67%	10.4%	1.00%	5.42%	10.05%	11.5%	3.75%

Rate of future salary increases				3.00%,				3.00%,				4.5%
				3.5% &				3.40% &				5.3% &
	2.75%	3.25%	2.84%	4.10%	2.75%	3.25%	2.80%	4.00%	2.75%	3.50%	2.8%	3.4%,4.6%

Percentage of increase in health care costs for the coming year	2.28%	9.96%			2.72%	9.44%			5.44%	9.71%

Year to which this level will be maintained	N/A	2031			NA	2030			NA	2031

Rate of increase of pensions				1.60%				1.60%				1.90%

Employee turnover rate*				0.00% -1.31%				0.00% -1.12%				0.00% -1.03%

*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RP 2014, MSS 2022 Tables.

Brazil:

Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero
Europe
Life expectancy in Austria is based on “AVÖ 2018-P – Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience
At December 31, 2022, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2022 are as follows:

	-100 points		+100 points
Discount rate	Ps.	25,334,948	Ps.	(22,163,575)
Health care cost trend rat	Ps.	(388,889)	Ps.	444,735
Telmex Plans
Part of the Telmex’s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Europe
Defined benefit pension plans
A1 Telekom Austria Group provides defined benefits for certain former employees in Austria. All eligible employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. A1 Telekom Austria Group is exposed primarily to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits. Furthermore, the obligation for pensions relate to the employees of the company Akenes in Lausanne are included.

Service awards
Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate for employees who leave employment prematurely. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.
Severance
Defined contribution plans
Employees who started work for A1 Telekom Austria Group in Austria on or after January 1, 2003 are covered by a defined contribution plan. In 2022, A1 Telekom Austria Group paid Ps. 66,700 (2021: Ps. 68,425), 1.53% of the salary or wage, into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG).
Defined benefit plans
Severance benefit obligations for employees, whose employment commenced before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination of employment by A1 Telekom Austria Group or upon retirement, eligible employees receive severance payments. Depending on their time in service, their severance amounts to a multiple of their monthly basic compensation plus variable components such as overtime or bonuses, up to a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
b) Defined Contribution Plans
Brazil
Claro S.A. makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 1% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro S.A. contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.
At December 31, 2021 and 2022, the balance of the DCP liability was Ps. 274,630 and Ps. 34,775 respectively. For the years ended December 31, 2020, 2021 and 2022 the cost of labor were Ps. 2,930, Ps. 61,649 and Ps. 5,021, respectively.
Europe
In Austria, pension benefits are generally provided by the social security system for employees, and by the government for civil servants. The contributions of 12.55% of gross salaries that A1 Telekom Austria Group made to the social security system and the government in Austria as of December 31, 2022 and 2021 amounts to Ps. 1,272,331 and Ps. 1,436,587, respectively. Contributions of the foreign subsidiaries into the respective systems range between 7% and 29% of gross salaries and, as of December 31, 2022 and 2021 amounts to Ps. 597,710 and Ps. 601,626, respectively.
Additionally, A1 Telekom Austria Group offers a defined contribution plan for employees of some of its Austrian subsidiaries. A1 Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. In 2022, the annual expenses for this plan amounted to Ps. 252,980 (2021: Ps. 286,195).

As of December 31, 2021 and 2022 the liability related to this defined contribution plan amounted to Ps. 114,233 and Ps. 55,937, respectively.
Other countries
For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.
c) Long-term direct employee benefits

	Balance at December 31, 2020		Effect of translation		Increase of the year		Payments		Balance at December 31, 2021
Long-term direct employee benefits	Ps.	8,750,603	Ps.	(328,619)	Ps.	1,824,693	Ps.	(2,320,831)	Ps.	7,925,846

	Balance at December 31, 2021		Effect of translation		Increase of the year		Payments		Balance at December 31, 2022
Long-term direct employee benefits	Ps.	7,925,846	Ps.	(879,484)	Ps.	1,376,566	Ps.	(2,019,176)	Ps.	6,403,752

In 2008, a comprehensive restructuring program was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for A1 Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employment will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2020, new social plans were initiated that provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.